Employee Retirement Plans (Tables)	12 Months Ended
Dec. 30, 2016
Pension Plans
Pension and Other Postretirement Benefits
Schedule of actuarial assumptions used to compute the net periodic expense

	U.S. Pension			Non-U.S.
	Plans			Pension Plans
	2016	2015	2014	2016	2015	2014
Discount rate	4.90%	4.30%	5.10%	3.70%	3.60%	4.40%
Expected long‑term rate of return on plan assets	6.25%	6.75%	6.75%	4.89%	4.17%	4.86%
Rate of compensation increase	3.30%	3.30%	3.30%	3.70%	3.65%	4.00%

Schedule of components of the net periodic pension (income) expense

	U.S. Pension Plans			Non-U.S. Pension Plans
	December 30,	December 25,	December 31,	December 30,	December 25,	December 31,
($ in thousands)	2016	2015	2014	2016	2015	2014
Service cost	$2,698	$3,450	$3,132	$5,298	$3,522	$3,296
Interest cost	11,679	11,241	10,941	36,971	43,714	50,278
Expected return on plan assets	(11,817)	(13,248)	(11,683)	(33,816)	(31,460)	(36,420)
Amortization of prior service credits	(577)	(766)	(766)	(2,371)	—	—
Recognized net actuarial loss	6,704	7,465	4,598	3,964	3,941	1,199
Gain on curtailment	(4,567)	—	—	—	—	—
Gain on settlements	—	—	—	(1,235)	—	—
Other Adjustments	—	—	—	—	(113)	—
Net expense included in current income	$4,120	$8,142	$6,222	$8,811	$19,604	$18,353

Schedule of significant actuarial weighted average assumptions used to compute the benefit obligations for the plans

	U.S. Pension Plans		Non-U.S. Pension Plans
	2016	2015	2016	2015
Discount rate	4.30%	4.90%	2.60%	3.70%
Rate of compensation increase	3.50%	3.30%	4.10%	3.70%

Schedule of change in benefit obligation for the pension, non-qualified pension and post-retirement benefit plans and change in plan assets for the pension plans

	U.S. Pension Plans		Non-U.S. Pension Plans
	December 30,	December 25,	December 30,	December 25,
($ in thousands)	2016	2015	2016	2015
Benefit obligation at beginning of year	$248,932	$268,457	$1,174,603	$1,236,543
Service cost	2,698	3,450	5,298	3,522
Interest cost	11,679	11,241	36,971	43,714
Actuarial loss (gain), net	16,146	(19,572)	324,962	(27,194)
Participant contributions	—	—	279	317
Benefits paid	(13,934)	(14,759)	(36,542)	(39,397)
Plan amendments	—	115	(362,280)	(113)
Curtailment	(2,961)	—	—	—
Settlements	—	—	(34,537)	—
Addition of significant end-of-service benefit plans	—	—	—	8,704
Currency translation	—	—	(199,369)	(51,493)
Benefit obligation at end of year	$262,560	$248,932	$909,385	$1,174,603
Plan assets at beginning of year	$187,299	$196,061	$751,878	$776,737
Actual return on plan assets	8,921	(5,009)	124,059	19,390
Company contributions	12,295	11,006	141,698	28,070
Participant contributions	—	—	279	317
Benefits paid	(13,934)	(14,759)	(36,542)	(39,397)
Settlements	—	—	(32,383)	—
Currency translation	—	—	(162,491)	(33,239)
Fair value of plan assets at end of year	$194,581	$187,299	$786,498	$751,878

Schedule of expected benefit payments

	U.S. Pension	Non-U.S.
($ in thousands)	Plans	Pension Plans
2017	$16,594	$37,303
2018	16,758	36,753
2019	16,837	37,702
2020	16,910	38,033
2021	17,592	38,241
Thereafter	86,226	201,493
	$170,917	$389,525

Schedule of target allocation and weighted-average asset allocations for the defined benefit pension plans by asset category

	Target	U.S. Pension Plans		Non-U.S. Pension Plans
	Allocation	2016	2015	2016	2015
Equity securities	52%	45%	47%	33%	35%
Debt securities	48%	53%	44%	50%	56%
Other	0%	2%	9%	17%	9%
Total	100%	100%	100%	100%	100%

Summary of the fair values of defined benefit pension plan assets by major asset category

	U.S. Pension Plans
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
($ in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 30, 2016
Cash and cash equivalents	$2,833	$2,833	$—	$—
Investment funds:
Equity funds	87,173	31,074	56,099	—
Fixed income securities	104,575	70,590	33,985	—
Total	$194,581	$104,497	$90,084	$—
December 25, 2015
Cash and cash equivalents	$2,369	$2,369	$—	$—
Investment funds:
Equity funds	88,176	29,829	58,347	—
Fixed income securities	96,754	62,147	34,607	—
Total	$187,299	$94,345	$92,954	$—

	Non-U.S. Pension Plans
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
($ in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 30, 2016
Cash and cash equivalents	$92,624	$80,538	$12,086	$—
Investment funds:
Equity funds	229,261	—	229,261	—
Fixed income securities	367,862	—	367,862	—
International property fund	3,326	—	3,326	—
Other	25,648	—	25,648	—
Total investments in the fair value hierarchy	$718,721	$80,538	$638,183	$—
Investments measured at net asset value	67,777
Total investment asset fair value measurement	$786,498	$80,538	$638,183	$—
December 25, 2015
Cash and cash equivalents	$34,673	$7,719	$26,954	$—
Investment funds:
Equity funds	231,931	—	231,931	—
Fixed income securities	386,770	—	386,770	—
International property fund	3,549	—	3,549	—
Other	19,637	—	19,637	—
Total investments in the fair value hierarchy	$676,560	$7,719	$668,841	$—
Investments measured at net asset value	75,318
Total investment asset fair value measurement	$751,878	$7,719	$668,841	$—

Schedule of underfunded status of the pension, non-qualified pension and post-retirement benefit plans

			Non-U.S.
	U.S. Pension Plans		Pension Plans
($ in thousands)	2016	2015	2016	2015
Projected benefit obligation	$262,560	$248,932	$909,385	$1,174,603
Fair value of plan assets	194,581	187,299	786,498	751,878
Overfunded status	—	—	2,493	2,906
Underfunded status	$(67,979)	$(61,633)	$(125,380)	$(425,631)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$88,066	$78,689	$342,227	$173,196
Net prior service credits	(323)	(5,468)	(312,834)	—
Total	$87,743	$73,221	$29,393	$173,196
Amounts to be recognized in the following year as a component of net periodic pension expense:
Net actuarial loss	$7,630	$6,513	$10,244	2,885
Net prior service credits	(53)	(752)	(9,795)	—
Total	$7,577	$5,761	$449	2,885
Additional information:
Accumulated benefit obligation	$261,880	$245,726	$904,747	$1,166,501

Postretirement Benefit Plans
Pension and Other Postretirement Benefits
Schedule of actuarial assumptions used to compute the net periodic expense

	Non-Qualified Pension Plan			Postretirement Benefit Plans
	December 30,	December 25,	December 31,	December 30,	December 25,	December 31,
	2016	2015	2014	2016	2015	2014
Actuarial assumptions at beginning of year:
Discount rate	4.9%	4.3%	5.1%	4.9%	4.3%	5.1%
Initial healthcare costs trend rate	na	na	na	na	na	na
Ultimate healthcare cost trend rate	na	na	na	na	na	na
Year ultimate trend rate is reached	na	na	na	na	na	na

na—not applicable

Schedule of components of the net periodic pension (income) expense

	Non-Qualified			Postretirement
	Pension Plan			Benefit Plans
($ in thousands)	2016	2015	2014	2016	2015	2014
Service cost	$—	$—	$—	$826	$967	$1,058
Interest cost	53	58	78	1,988	2,098	2,195
Amortization of prior service credits	—	—	—	(384)	(29)	(29)
Recognized net actuarial loss (gain)	—	1	—	(12)	(8)	(11)
Net expense included in current income	$53	$59	$78	$2,418	$3,028	$3,213

Schedule of change in benefit obligation for the pension, non-qualified pension and post-retirement benefit plans and change in plan assets for the pension plans

	Non-Qualified		Postretirement
	Pension Plan		Benefit Plans
($ in thousands)	2016	2015	2016	2015
Benefit obligation at beginning of year	$1,227	$1,499	$41,908	$50,340
Service cost	—	—	826	967
Interest cost	53	58	1,988	2,098
Participant contributions	—	—	1,070	2,246
Actuarial loss (gain)	(72)	(41)	(2,940)	(5,597)
Plan amendments	—	—	—	(2,417)
Benefits paid	(268)	(289)	(3,907)	(5,729)
Benefit obligation at end of year	$940	$1,227	$38,945	$41,908

Schedule of expected benefit payments

	Non-Qualified	Postretirement
($ in thousands)	Pension Plan	Benefit Plans
2017	$89	$2,471
2018	87	2,545
2019	85	2,637
2020	83	2,751
2021	80	2,864
2022-2026	359	14,325
	$783	$27,593

Schedule of underfunded status of the pension, non-qualified pension and post-retirement benefit plans

	Non-Qualified		Postretirement
	Pension Plan		Benefit Plans
($ in thousands)	2016	2015	2016	2015
Projected benefit obligation	$940	$1,227	$—	$—
Accumulated benefit obligation	—	—	38,945	41,908
Underfunded status	$(940)	$(1,227)	$(38,945)	$(41,908)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss (gain)	$45	$117	$(6,405)	$(3,476)
Net prior service credit	—	—	(2,235)	(2,618)
Total	$45	$117	$(8,640)	$(6,094)
Amounts to be recognized in the following year as a component of net periodic cost:
Net actuarial gain	$—	$—	$(285)	$(13)
Net prior service credit	—	—	(383)	(384)
Total	$—	$—	$(668)	$(397)